Management of Financial Risk (Table)	12 Months Ended
Dec. 31, 2017
Management Of Financial Risk Table
Schedule of deferred royalty payments
	Payments due by Period (US$000)
		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years

Deferred royalty payments	$390	$35	$105	$105	$145

Total	$390	$35	$105	$105	$145

Schedule of foreign currency risk
	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2017	2016

Cash	$4,118	$7,984
Marketable securities	787	955
Receivables	100	24
Accounts payable and accrued liabilities	(104)	(101)
Flow through premium liability	(54)	-
Net financial assets (liabilities), December 31	$4,847	$8,862